Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net loss	$ (20,454)	$ (11,847)	$ (17,708)	$ (10,932)	$ (12,768)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	1,360	1,467	1,947	1,454	972
Amortization of debt discount	162	113	136	330
Stock-based compensation	766	566	745	243	144
Revaluation of preferred stock warrant liability	(1,156)	(150)	387	(73)	(15)
Net amortization of premium on short term investments	89
Interest accrued on convertible promissory notes				87
Interest accrued on long-term note loan	182	63	90
Loss on disposal of property and equipment	1	1	3		117
Changes in operating assets and liabilities
Accounts receivable	(3,470)	(999)	(210)	(965)	62
Inventory	(336)	(409)	(1,884)	(1,338)	(233)
Prepaid expenses and other	(1,500)	(1,443)	221	(1,100)	(139)
Related party loans and other assets	(275)	(7)	118	(58)	(128)
Accounts payable	1,121	628	103	(1,231)	1,008
Accrued liabilities	2,038	1,379	1,830	781	454
Deferred revenue	556	31	146	624	49
Deferred rent	(567)	(533)	(732)	1,486	(488)
Net cash used in operating activities	(21,483)	(11,140)	(14,808)	(10,692)	(10,965)
Investing activities:
Purchases of property and equipment	(500)	(312)	(428)	(2,688)	(1,932)
Purchase of short-term investments	(33,006)
Increase in restricted cash				(112)
Net cash used in investing activities	(33,506)	(312)	(428)	(2,800)	(1,932)
Financing activities:
Proceeds from issuance of preferred stock and warrants			15,132	14,883	14,985
Proceeds from initial public offering	47,374
Proceeds from issuance of convertible promissory notes and warrants				5,000
Proceeds from issuance of long-term debt	5,000	7,500	13,000	5,004	1,197
Repayment of long-term debt	(163)	(1,654)	(1,706)	(4,899)	(681)
Deferred offering costs			(553)
Proceeds from exercise of stock options	378	99	183	6	23
Proceeds from exercise of common stock warrant			4
Net cash provided by (used in) financing activities	52,589	5,945	26,060	19,994	15,524
Net increase (decrease) in cash and cash equivalents	(2,400)	(5,507)	10,824	6,502	2,627
Cash and cash equivalents:
Beginning of period	21,692	10,868	10,868	4,366	1,739
End of period	19,292	5,361	21,692	10,868	4,366
Supplemental disclosures:
Accretion of preferred stock	4,653	5,515	7,533	5,251	4,351
Accrual of offering costs			1,212
Cash paid for interest	1,072	331	563	167	94
Issuance of preferred stock warrants with debt	137	263	648	661
Issuance of preferred stock warrants with equity				1,867
Conversion of convertible promissory notes and accrued interest into Series D preferred stock				5,087
Conversion of convertible preferred stock to common stock	108,275
Conversion of convertible preferred stock warrants to common stock warrants	2,514
Non cash capital lease	$ 410